Non-Financial Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Non-financial Assets and Liabilities [Abstract]
Schedule of Inventories and Employee Benefit Obligations

(a) Inventories

	30 June 2025			30 June 2024
	Current A$	Non- current A$	Total A$	Current A$	Non- current A$	Total A$
Raw materials and stores (Colostrum)	199,227	666	199,893	139,745	669,285	809,030
Work in progress	433,051	-	433,051	683,850	-	683,850
Finished goods (Travelan and Protectyn)	1,140,050	-	1,140,050	610,020	-	610,020
Other inventories	35	-	35	150,993	-	150,993
	1,772,363	666	1,773,029	1,584,608	669,285	2,253,893

(b) Employee benefit obligations

	2025			2024
	Current $	Non- current $	Total $	Current $	Non- current $	Total $
Leave obligations	226,383	22,722	249,105	265,952	8,605	274,557
Performance bonus	165,120	-	165,120	256,619	-	256,619
	391,503	22,722	414,225	522,571	8,605	531,176